STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		193 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Revenue	$ 349		$ 1,189				$ 1,189
Cost of sales	219		9,200				9,200
Gross profit	130		(8,011)				(8,011)
EXPENSES
Research and development	9,900		99,588	111,832	111,832	257,350	3,054,826
Depreciation and amortization	28,341	1,625	67,136	4,778	17,023	6,049	169,277
General and administrative expenses	826,489	564,910	3,017,340	2,260,713	3,714,214	2,109,555	29,277,363
Total operating expenses					3,843,069	2,372,954
Operating loss	(864,600)	(566,535)	(3,192,075)	(2,377,323)	(3,843,069)	(2,372,954)	(32,509,477)
Interest income				10	10		17,286
Interest expense	(411,659)	(130,295)	(1,198,603)	(321,123)	(567,081)	(216,671)	(2,100,796)
Investment income	0	0	0	0	0	0	0
Other Income						23,440
Embedded derivative expense					(250,727)	(48,861)
Gain from litigation					311,000
Gain Loss on extinguishment of debt							(152,914)
Gain on disposal of assets							794
Adjustments to fair value of derivatives	(30,930)	1,439	189,046	(79,092)	131,589		9,914
Foreign currency adjustment	(4,475)		(3,497)				(3,377)
Gain from litigation							311,000
Other income (expenses)			1,098				205,327
Total non-operating income (expense)	(447,064)	(128,856)	(1,011,956)	(400,205)	(375,209)	(242,092)	(1,712,766)
Net loss before minority interest	(1,311,664)	(695,391)	(4,204,031)	(2,777,528)	(4,218,278)	(2,615,046)	(34,222,243)
Minority interest in subsidiary loss							(183,422)
Net gain/loss	$ (1,311,664)	$ (695,391)	$ (4,204,031)	$ (2,777,528)	$ (4,218,278)	$ (2,615,046)	$ (34,038,821)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	59,880,928	47,739,213	59,880,928	47,739,213	49,149,099	36,762,006	39,056,508
Basic and diluted net loss per share attributable to common stockholders (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.07)	$ (0.06)	$ (0.09)	$ (0.07)	$ (0.87)